Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 270,000,000.00
Previously Paid Amount	36,108.88
Total Fee Amount	37,287.00
Total Offset Amount	0.00
Net Fee	$ 1,178.12
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A